Accrued Expenses	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Expenses

Note 9 – Accrued Expenses

Accrued expenses included the following as of December 31, 2017 and 2016, respectively:

	December 31, 2017	December 31, 2016
Accrued payroll, officers	$113,393	$31,343
Accrued payroll and payroll taxes	135,234	135,234
Accrued interest	117,411	21,841
Advances	82,500	105,000
	$448,538	$293,418